Stockholders' Equity (Tables) - Tyme Technologies, Inc. and Subsidiaries [Member]	12 Months Ended
Mar. 31, 2022
Stockholders Equity Note Disclosure [Line Items]
Schedule of Common Stock Warrant Activity
The following summarizes the common stock warrant activity for the years ended March 31, 2022 and March 31, 2021:

	Warrant Shares of Common Stock	Weighted Average Exercise Price
Outstanding at March 31, 2020	8,937,651	$2.31

Granted	2,166,667	1.80
Exchanged	(8,000,000)	2.00

Outstanding at March 31, 2021	3,104,318	$2.77

Granted	—	—
Exchanged	—	—

Outstanding at March 31, 2022	3,104,318	$2.77

Schedule of Warrants to Purchase Common Stock Outstanding
At March 31, 2022 and March 31, 2021, 3,074,551 of common stock purchase warrants relating to securities purchase agreements were outstanding and exercisable.

Issued	Classification	Warrants Outstanding	Exercise Price	Expiration
December 2015	Equity	446,500	$5.00	December 2025
February 2016	Equity	461,384	$5.00	February 2026
July 2016	Equity	29,767	$5.00	June 2026
May 2020	Liability	2,166,667	$1.80	April 2024